Chartered-in Vessels - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Total obligations related to capital leases	$ 1,298,556	$ 1,011,549
Less current portion	(81,219)	(106,946)
Long-term obligations related to capital leases	1,217,337	904,603
LNG Carriers
Capital Leased Assets [Line Items]
Total obligations related to capital leases	1,274,569	961,711
Suezmax Tanker
Capital Leased Assets [Line Items]
Total obligations related to capital leases	$ 23,987	$ 49,838